Share capital	6 Months Ended
Jul. 31, 2018
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
Share capital
On March 29, 2018, the Group completed an equity placing on the AIM market of the London Stock Exchange, issuing 8,333,333 new ordinary shares at a price of 180 pence per share. Total gross proceeds of £15.0 million were raised and directly attributable transaction costs of £0.9 million were incurred and accounted for as a deduction from equity.

During the six months ended July 31, 2018 the following exercises of share options and RSUs took place:

Date	Number of options exercised
March 16, 2018	4,216
April 18, 2018	38,850
April 23, 2018	48,981
July 18, 2018	136,991
229,038

The total net proceeds from exercised share options and RSUs during the period was £0.1 million.

All new ordinary shares rank pari passu with existing ordinary shares.

Following the above placing and exercise of share options and RSUs, the number of ordinary shares in issue was 82,125,995 as of July 31, 2018.